Revenue - Composition of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract assets, current
Unbilled accounts receivable	$ 3,313	$ 2,813	$ 2,813
Contract assets, long-term
Unbilled accounts receivable	10,378	8,440	8,440
Total contract assets	13,691	11,253	11,253		$ 0	$ 0	$ 0
Contract liabilities, current
Deferred revenue, current	8,904	7,143	7,143		926
Customer advance payment	484	180	180		11,252
Customer deposit					6,083
Total	9,388	7,323	7,323		18,261
Contract liabilities, long-term
Deferred revenue, long-term	14,560	14,732	14,732		903
Total contract liabilities	$ 23,948	$ 22,055	$ 22,055	$ 12,932	$ 19,164	$ 20,911	$ 16,835